Financial Assets at Fair Value Through Profit or Loss (Details) - Schedule of Financial Assets at Fair Value Through Profit or Loss - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current items:
Financial assets mandatorily measured at fair value through profit or loss
Investment in a rent-a-captive company	$ 995,101	$ 1,073,229